Common Stock	12 Months Ended
Dec. 31, 2022
Class of Stock [Line Items]
Common Stock
12. COMMON STOCK
As discussed in Note 3, on March 2, 2022, the Company consummated a Business Combination which has been accounted for as a reverse recapitalization. Pursuant to the certificate of incorporation as amended on March 2,
2022, the Company is authorized to issue 1,000,000,000 shares of Common Stock and 10,000,000 shares of Preferred Stock. The holders of shares of Common Stock are entitled to one vote for each share of Common Stock held. The Preferred Stock is non-voting.
No shares of Preferred Stock were issued and outstanding as of December 31, 2022.
In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Company, and after payment to the holders of shares of Preferred Stock of their liquidation preferences, the holders of the Common Stock are entitled to the entire remaining assets of the Company on a pro rata basis.
As a result of the Business Combination (see Note 3), the Company has retroactively adjusted the warrants and stock-based awards outstanding prior to March 2, 2022 to give effect to the Exchange Ratio used to determine the number of shares of Common Stock into which they were converted.
As of December 31, 2022, the Company has reserved the following shares of Common Stock for issuance upon the conversion, exercise or vesting of the underlying instruments:

Common Stock
Common Stock Warrants	17,243,811
Stock-Based Awards - RSUs Outstanding	11,332,591
Stock-Based Awards - Options Outstanding	8,845,903

Total	37,422,305

Common Stock Purchase Agreement
The

Company entered into a Common Stock Purchase Agreement with B. Riley Principal Capital II, LLC (“B. Riley”) on August 11, 2022 pursuant to which the Company may issue and sell to B. Riley the lesser of i) $
75.0
 million in aggregate gross purchase price of newly issued shares of the Company’s Common Stock or ii) an amount not to exceed
23,648,889
shares of Common Stock (such number of shares equal to approximately
19.99
% of the aggregate number of shares of Common Stock issued and outstanding immediately prior to the execution of the agreement and inclusive of
171,008
shares of Common Stock issued to B. Riley on August 11, 2022 as consideration for entering into the Common Stock Purchase Agreement).
In consideration of the parties entering into the foregoing agreement, the parties also entered into a Registration Rights Agreement on August 11, 2022 pursuant to which the Company provides B. Riley with registration rights with respect to such Common Stock and pursuant to which the Company has filed a registration statement covering the resale of such Common Stock.

Upon the initial satisfaction of the conditions to B. Riley’s purchase obligation set forth in the Purchase Agreement, on September 14, 2022 (the “Commencement Date”) the Company will have the right, but not the obligation, from time to time at the Company’s sole discretion over the
24-month
period from and after the

Commencement, to
direct B. Riley to purchase a specified amount of shares not to exceed the lesser of (i) 1,000,000 shares of Common Stock and (ii) 20% of the total aggregate number (or volume) of shares of Common Stock traded on The Nasdaq Capital Market (“Nasdaq”) during the applicable period beginning at the official open (or “commencement”) of the regular trading session on the applicable purchase date for such purchase and ending at such time that the total aggregate volume of shares of common stock traded on Nasdaq reaches the Purchase Share Volume Maximum (as defined herein) for such purchase (as applicable) (such period for each purchase, the “Purchase Valuation Period”). “Purchase Share Volume Maximum” means, with respect to a purchase made pursuant to the Purchase Agreement, the number of shares of Common Stock equal to the quotient obtained by dividing the (i) total number of shares of Common Stock to be purchased by B. Riley in the relevant purchase (the “Purchase Share Amount”), by (ii) 0.20 (subject to certain adjustments).
The Company did not identify any feature that needs to be bifurcated and recorded as a derivative within the Purchase Agreement.
The Company recorded $0.7

million of additional paid-in capital with a corresponding entry to the deferred offering cost asset in the accompanying consolidated balance sheet as of December 31, 2022 with respect to the fair value of the

171,008
common stock commitment shares issued to B. Riley which will be offset against future proceeds from the sale of the Company’s common stock under the Purchase Agreement. The Company did not issue or sell any shares to B. Riley under the Purchase Agreement during the year ended December 31, 2022 other than the
171,008
shares issued as consideration for entering into the Purchase Agreement.